Long-Term Debt (Interest Expense) (Details) - CAD ($) $ in Millions		12 Months Ended
		Aug. 31, 2019	Aug. 31, 2018
Long-Term Debt [Abstract]
Interest expense - long-term debt		$ 280	$ 245
Amortization of senior notes discounts		1	1
Interest income - short-term (net)		(29)	(6)
Interest expense - other		6	8
Interest expense	[1]	$ 258	$ 248

[1]	The Company does not report restructuring costs, amortization, interest or cash taxes on a segmented basis.